PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,132	$ 3,558
Less: accumulated depreciation	(2,834)	(2,154)
Total property and equipment, net	2,298	1,404
Depreciation and amortization	680	517	$ 416
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,191	956
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	562	304
Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,550	1,729
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 829	$ 569